Major Customers and Suppliers (Tables)	6 Months Ended
Jun. 30, 2024
Major Customers and Suppliers [Abstract]
Schedule of Customer Revenue	The below table represented the customers whose revenue individually accounted for over 5% of the Company’s total revenue for the six months ended June 30, 2024 and 2023:
	For the Six Months Ended June 30,
	2024	2023
Customer A	13%	16%
Customer B	9%	*
Customer C	7%	-

*	Less than 5%
The below table represented the suppliers to which cost of revenue was attributed and accounted for over 5% of the Company’s total cost of revenue:
	For the Six Months Ended June 30,
	2024	2023
Supplier A	37%	71%
Supplier B	35%	*
Supplier B	11%	12%

*	Less than 5%